Income Tax (Tables)	6 Months Ended
Sep. 30, 2022
Income Tax [abstract]
Schedule of income tax
	For the 6 months period ended September 30, 2022	For the 6 months period ended September 30, 2021
	(US$)	(US$)
Current tax expenses	$734,243	$382,307
Deferred tax expense	(183,637)	383,866
Income tax expense	$550,606	$766,173